UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21676

Investment Company Act File Number

Eaton Vance Tax-Managed

Buy-Write Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Buy-Write Income Fund

September 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.5%

Security	Shares	Value
Aerospace & Defense — 3.5%
Boeing Co. (The)	26,422	$3,104,585
Honeywell International, Inc.	43,642	3,624,032
Northrop Grumman Corp.	21,600	2,057,616
Textron, Inc.	11,648	321,601
United Technologies Corp.	39,766	4,287,570

		$13,395,404

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	5,324	$317,097
United Parcel Service, Inc., Class B	25,904	2,366,849

		$2,683,946

Airlines — 0.1%
Southwest Airlines Co.	36,616	$533,129

		$533,129

Auto Components — 0.8%
Dana Holding Corp.	31,658	$723,069
Goodyear Tire & Rubber Co. (The)(1)	10,898	244,660
Johnson Controls, Inc.	36,367	1,509,230
Lear Corp.	7,250	518,883

		$2,995,842

Automobiles — 0.3%
Ford Motor Co.	76,877	$1,296,915

		$1,296,915

Beverages — 2.5%
Coca-Cola Co. (The)	149,622	$5,667,681
PepsiCo, Inc.	49,269	3,916,886

		$9,584,567

Biotechnology — 2.5%
Amgen, Inc.	18,988	$2,125,517
Biogen Idec, Inc.(1)	3,000	722,280
Celgene Corp.(1)	24,053	3,702,478
Elan Corp. PLC ADR(1)	17,123	266,776
Gilead Sciences, Inc.(1)	44,082	2,770,113
Vertex Pharmaceuticals, Inc.(1)	1,850	140,267

		$9,727,431

Capital Markets — 1.3%
Greenhill & Co., Inc.	14,014	$699,018
Invesco, Ltd.	38,480	1,227,512
Lazard, Ltd., Class A	21,525	775,330
Legg Mason, Inc.	7,629	255,114
State Street Corp.	27,413	1,802,405
Walter Investment Management Corp.(1)	7,355	290,817

		$5,050,196

Chemicals — 2.1%
CF Industries Holdings, Inc.	3,459	$729,261
Dow Chemical Co. (The)	64,146	2,463,206

Security	Shares	Value
E.I. du Pont de Nemours & Co.	46,387	$2,716,423
Eastman Chemical Co.	3,608	281,063
Sherwin-Williams Co. (The)	9,183	1,672,959

		$7,862,912

Commercial Banks — 3.5%
BankUnited, Inc.	10,483	$326,965
BB&T Corp.	51,539	1,739,441
Fifth Third Bancorp	62,268	1,123,314
KeyCorp	85,122	970,391
M&T Bank Corp.	6,860	767,771
PNC Financial Services Group, Inc. (The)	22,704	1,644,905
SunTrust Banks, Inc.	5,538	179,542
Wells Fargo & Co.	164,065	6,779,166

		$13,531,495

Commercial Services & Supplies — 0.4%
Waste Management, Inc.	37,595	$1,550,418

		$1,550,418

Communications Equipment — 2.7%
Brocade Communications Systems, Inc.(1)	42,403	$341,344
Cisco Systems, Inc.	217,812	5,101,157
QUALCOMM, Inc.	71,089	4,788,555

		$10,231,056

Computers & Peripherals — 3.3%
Apple, Inc.	26,400	$12,586,200

		$12,586,200

Construction & Engineering — 0.6%
Fluor Corp.	31,701	$2,249,503

		$2,249,503

Consumer Finance — 1.4%
American Express Co.	41,979	$3,170,254
Discover Financial Services	40,754	2,059,707

		$5,229,961

Containers & Packaging — 0.4%
Avery Dennison Corp.	15,307	$666,161
MeadWestvaco Corp.	21,446	823,097

		$1,489,258

Distributors — 0.6%
Genuine Parts Co.	27,494	$2,223,990

		$2,223,990

Diversified Financial Services — 5.4%
Bank of America Corp.	147,580	$2,036,604
Berkshire Hathaway, Inc., Class B(1)	31,337	3,557,063
Citigroup, Inc.	117,636	5,706,523
CME Group, Inc.	14,875	1,098,965
JPMorgan Chase & Co.	113,958	5,890,489
McGraw Hill Financial, Inc.	37,804	2,479,564

		$20,769,208

Diversified Telecommunication Services — 2.5%
AT&T, Inc.	190,600	$6,446,092
Frontier Communications Corp.	67,026	279,498
Verizon Communications, Inc.	52,772	2,462,342
Windstream Holdings, Inc.	28,197	225,576

		$9,413,508

Security	Shares	Value
Electric Utilities — 0.9%
Duke Energy Corp.	28,786	$1,922,329
Edison International	20,090	925,345
Pinnacle West Capital Corp.	7,168	392,376
Xcel Energy, Inc.	12,009	331,569

		$3,571,619

Electrical Equipment — 0.8%
Emerson Electric Co.	49,204	$3,183,499

		$3,183,499

Electronic Equipment, Instruments & Components — 0.1%
Molex, Inc.	13,181	$507,732

		$507,732

Energy Equipment & Services — 2.0%
Halliburton Co.	62,164	$2,993,197
Schlumberger, Ltd.	51,953	4,590,567

		$7,583,764

Food & Staples Retailing — 2.1%
CVS Caremark Corp.	60,482	$3,432,353
Wal-Mart Stores, Inc.	64,853	4,796,528

		$8,228,881

Food Products — 1.7%
ConAgra Foods, Inc.	9,993	$303,188
Green Mountain Coffee Roasters, Inc.(1)	15,366	1,157,521
Kellogg Co.	28,284	1,661,119
Kraft Foods Group, Inc.	18,114	949,898
Mondelez International, Inc., Class A	54,344	1,707,488
Tyson Foods, Inc., Class A	28,696	811,523

		$6,590,737

Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	73,588	$2,442,386
Baxter International, Inc.	41,401	2,719,632
Covidien PLC	11,380	693,497
Medtronic, Inc.	41,406	2,204,869
Stryker Corp.	31,125	2,103,739
Zimmer Holdings, Inc.	5,294	434,849

		$10,598,972

Health Care Providers & Services — 1.3%
DaVita HealthCare Partners, Inc.(1)	5,790	$329,451
Express Scripts Holding Co.(1)	8,616	532,296
HCA Holdings, Inc.	8,034	343,454
UnitedHealth Group, Inc.	49,739	3,561,810
VCA Antech, Inc.(1)	11,050	303,433

		$5,070,444

Hotels, Restaurants & Leisure — 1.3%
Marriott International, Inc., Class A	20,645	$868,329
Marriott Vacations Worldwide Corp.(1)	2,064	90,816
McDonald’s Corp.	36,654	3,526,481
Wyndham Worldwide Corp.	11,235	684,998

		$5,170,624

Household Durables — 0.8%
Leggett & Platt, Inc.	11,383	$343,197
Lennar Corp., Class A	18,642	659,927
Newell Rubbermaid, Inc.	76,798	2,111,945

		$3,115,069

Security	Shares	Value
Household Products — 1.9%
Clorox Co. (The)	6,843	$559,210
Kimberly-Clark Corp.	19,850	1,870,267
Procter & Gamble Co.	65,845	4,977,224

		$7,406,701

Industrial Conglomerates — 1.9%
3M Co.	21,663	$2,586,779
General Electric Co.	197,990	4,729,981

		$7,316,760

Insurance — 4.2%
ACE, Ltd.	14,012	$1,310,963
Allstate Corp. (The)	50,422	2,548,832
AmTrust Financial Services, Inc.	3,046	118,973
Cincinnati Financial Corp.	23,600	1,112,976
Hanover Insurance Group, Inc. (The)	1,721	95,206
Hartford Financial Services Group, Inc.	12,332	383,772
Lincoln National Corp.	50,975	2,140,440
Marsh & McLennan Cos., Inc.	50,188	2,185,687
MetLife, Inc.	14,938	701,339
Principal Financial Group, Inc.	29,001	1,241,823
Prudential Financial, Inc.	21,629	1,686,630
Travelers Companies, Inc. (The)	32,794	2,779,947

		$16,306,588

Internet & Catalog Retail — 1.1%
Amazon.com, Inc.(1)	2,750	$859,760
priceline.com, Inc.(1)	1,797	1,816,677
Shutterfly, Inc.(1)	28,875	1,613,535

		$4,289,972

Internet Software & Services — 2.7%
Facebook, Inc., Class A(1)	3,185	$160,014
Google, Inc., Class A(1)	9,151	8,015,452
VeriSign, Inc.(1)	43,013	2,188,932

		$10,364,398

IT Services — 3.0%
Fidelity National Information Services, Inc.	26,132	$1,213,570
International Business Machines Corp.	33,173	6,142,976
MasterCard, Inc., Class A	5,636	3,791,788
Visa, Inc., Class A	2,919	557,821

		$11,706,155

Leisure Equipment & Products — 0.6%
Mattel, Inc.	52,463	$2,196,101

		$2,196,101

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	30,548	$2,814,998

		$2,814,998

Machinery — 1.2%
Caterpillar, Inc.	31,778	$2,649,332
Snap-On, Inc.	6,380	634,810
Stanley Black & Decker, Inc.	9,483	858,875
Timken Co. (The)	5,099	307,980

		$4,450,997

Media — 4.5%
CBS Corp., Class B	44,623	$2,461,405
Comcast Corp., Class A	112,954	5,099,873
Omnicom Group, Inc.	36,544	2,318,351

Security	Shares	Value
Time Warner, Inc.	36,488	$2,401,275
Walt Disney Co. (The)	74,663	4,815,017

		$17,095,921

Metals & Mining — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	17,655	$584,027
Nucor Corp.	47,291	2,318,205

		$2,902,232

Multi-Utilities — 2.1%
Centerpoint Energy, Inc.	17,504	$419,571
CMS Energy Corp.	77,060	2,028,219
Dominion Resources, Inc.	17,163	1,072,345
DTE Energy Co.	10,342	682,365
Integrys Energy Group, Inc.	7,572	423,199
NiSource, Inc.	49,999	1,544,469
Public Service Enterprise Group, Inc.	60,956	2,007,281

		$8,177,449

Multiline Retail — 0.9%
Kohl’s Corp.	5,666	$293,216
Macy’s, Inc.	50,853	2,200,409
Nordstrom, Inc.	13,647	766,961
Target Corp.	5,000	319,900

		$3,580,486

Office Electronics — 0.1%
Xerox Corp.	24,626	$253,402

		$253,402

Oil, Gas & Consumable Fuels — 9.3%
Chevron Corp.	65,682	$7,980,363
ConocoPhillips	54,643	3,798,235
EOG Resources, Inc.	18,876	3,195,329
Exxon Mobil Corp.	111,091	9,558,270
Kinder Morgan, Inc.	21,161	752,697
Occidental Petroleum Corp.	31,010	2,900,675
Peabody Energy Corp.	28,650	494,213
Phillips 66	31,720	1,834,050
Range Resources Corp.	22,269	1,689,994
Tesoro Corp.	20,477	900,579
Williams Cos., Inc.	71,006	2,581,778
WPX Energy, Inc.(1)	5,037	97,013

		$35,783,196

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	5,729	$400,457

		$400,457

Pharmaceuticals — 5.2%
AbbVie, Inc.	23,000	$1,028,790
Bristol-Myers Squibb Co.	81,600	3,776,448
Johnson & Johnson	53,239	4,615,289
Merck & Co., Inc.	119,358	5,682,634
Pfizer, Inc.	171,390	4,920,607

		$20,023,768

Professional Services — 0.3%
ManpowerGroup, Inc.	4,353	$316,637
Robert Half International, Inc.	18,170	709,175

		$1,025,812

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 1.7%
Apartment Investment & Management Co., Class A	12,428	$347,238
AvalonBay Communities, Inc.	11,002	1,398,244
Equity Residential	14,774	791,443
Health Care REIT, Inc.	6,813	424,995
Host Hotels & Resorts, Inc.	58,590	1,035,285
Kimco Realty Corp.	78,276	1,579,610
Plum Creek Timber Co., Inc.	5,304	248,386
ProLogis, Inc.	22,296	838,776

		$6,663,977

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc., Class A(1)	8,158	$188,695

		$188,695

Road & Rail — 1.0%
J.B. Hunt Transport Services, Inc.	3,521	$256,786
Kansas City Southern	13,949	1,525,463
Norfolk Southern Corp.	27,357	2,116,064

		$3,898,313

Semiconductors & Semiconductor Equipment — 1.6%
Advanced Micro Devices, Inc.(1)	352,424	$1,339,211
Analog Devices, Inc.	16,160	760,328
Applied Materials, Inc.	15,313	268,590
Cree, Inc.(1)	21,482	1,293,002
Cypress Semiconductor Corp.(1)	60,131	561,624
Intel Corp.	56,723	1,300,091
Teradyne, Inc.(1)	32,470	536,404

		$6,059,250

Software — 3.3%
Concur Technologies, Inc.(1)	17,822	$1,969,331
Microsoft Corp.	205,713	6,852,300
Oracle Corp.	106,479	3,531,908
Symantec Corp.	8,033	198,817

		$12,552,356

Specialty Retail — 1.9%
Abercrombie & Fitch Co., Class A	4,343	$153,612
Advance Auto Parts, Inc.	3,365	278,218
Bed Bath & Beyond, Inc.(1)	6,692	517,693
Home Depot, Inc. (The)	63,895	4,846,436
Lowe’s Companies, Inc.	11,660	555,133
Tiffany & Co.	14,641	1,121,793

		$7,472,885

Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	15,176	$1,102,385

		$1,102,385

Tobacco — 1.5%
Lorillard, Inc.	5,365	$240,245
Philip Morris International, Inc.	65,027	5,630,688

		$5,870,933

Trading Companies & Distributors — 0.1%
Fastenal Co.	10,080	$506,520

		$506,520

Total Common Stocks — 100.5% (identified cost $208,899,454)		$386,436,987

Call Options Written — (0.8)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	600	$1,665	10/4/13	$(1,446,000)
S&P 500 Index	585	1,695	10/11/13	(643,500)
S&P 500 Index	515	1,725	10/19/13	(211,150)
S&P 500 Index	480	1,700	10/25/13	(763,200)

Total Call Options Written (premiums received $4,061,774)				$(3,063,850)

Other Assets, Less Liabilities — 0.3%				$1,136,989

Net Assets — 100.0%				$384,510,126

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$208,821,022

Gross unrealized appreciation	$177,620,894
Gross unrealized depreciation	(4,929)

Net unrealized appreciation	$177,615,965

Written options activity for the fiscal year to date ended September 30, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	2,485	$4,068,031
Options written	22,225	39,557,337
Options terminated in closing purchase transactions	(18,540)	(32,804,596)
Options expired	(3,990)	(6,758,998)

Outstanding, end of period	2,180	$4,061,774

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At September 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $3,063,850.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$386,436,987 *	$—	$—	$386,436,987
Total Investments	$386,436,987	$—	$—	$386,436,987

Liability Description
Call Options Written	$(3,063,850)	$—	$—	$(3,063,850)
Total	$(3,063,850)	$—	$—	$(3,063,850)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At September 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	November 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 25, 2013